Schedule of Investments
April 30, 2026 (unaudited)
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.21%

Apparel Retailers - 1.18%
Boot Barn Holdings, Inc. (2)	800	137,160

Asset Managers and Custodians - 5.14%
Perella Weinberg Partners	12,675	288,230
Terawulf, Inc. (2)	14,100	306,393

		594,623

Banks - 9.09%
Business First Bancshares, Inc.	11,360	311,037
Coastal Financial Corp. (2)	1,735	131,201
Metropolitan Bank Holding Corp.	3,710	327,779
Triumph Financial, Inc. (2)	4,175	282,564

		1,052,580

Biotechnology - 5.97%
ADMA Biologics, Inc. (2)	16,635	170,509
Ligand Pharmaceuticals, Inc. (2)	2,270	520,852

		691,360

Cable & Other Pay Television Services - 1.70%
GCI Liberty, Inc. (2)	5,758	197,212

Computer Services - 1.15%
Workiva, Inc. Class A (2)	2,500	133,700

Construction Machinery & Equipment - 1.74%
Douglas Dynamics, Inc.	4,380	202,049

Crude Petroleum and Natural Gas - 2.51%
Tamboran Resources Corp. (2)	3,220	116,242
TETRA Technologies, Inc. (2)	18,315	174,359

		290,601

Electronic Equipment: Gauges and Meters - 1.69%
Mesa Laboratories, Inc.	1,955	195,500

Electric Services - 0.96%
Ormat Technologies, Inc. (2)	965	110,879

Engineering and Contracting Services - 2.73%
Argan, Inc.	472	316,231

Gas Distribution - 1.91%
Excelerate Energy, Inc	6,322	220,638

Heavy Construction Other Than Building Construction - Contractors - 0.98%
Cardinal Infrastructure Group, Inc. (2)	2,140	113,484

Home Construction - 2.24%
Green Brick Partners, Inc. (2)	3,848	259,509

Medical Equipment - 7.11%
BioLife Solutions, Inc. (2)	9,525	200,787
iRadimed Corp.	3,930	327,919
LeMaitre Vascular, Inc.	2,685	294,679

		823,385

Medical Supplies - 2.11%
UFP Technologies, Inc. (2)	1,275	244,328

Motors & Generators - 2.03%
American Superconductor Corp. (2)	4,380	234,505

Oil & Gas Field Machinery & Equipment - 3.06%
Solaris Energy Infrastructure, Inc.	4,800	354,432

Oil and Gas Field Services, NEC - 3.46%
Select Water Solutions, Inc.	11,830	197,916
WaterBridge Infrastructure LLC	6,740	203,144

		401,060

Ophthalmic Goods - 1.47%
Warby Parker, Inc. (2)	7,700	170,324

Pharmaceuticals - 6.97%
ANI Pharmaceuticals, Inc. (2)	3,560	282,842
Phibro Animal Health Corp.	9,860	524,355

		807,197

Plastics Products, NEC - 2.88%
Karat Packaging, Inc.	11,612	333,148

Radio & Tv Broadcasting & Communications Equipment - 1.33%
Planet Labs PBC (2)	4,160	153,795

Restaurants and Bars - 1.43%
Kura Sushi USA, Inc. Class A (2)	3,000	165,210

Retail-Drug Stores And Proprietary Stores - 1.90%
Guardian Pharmacy Services, Inc. (2)	5,920	219,632

Semiconductors - 3.04%
NVE Corp.	4,255	352,271

Services-Business Services, NEC - 1.03%
Liquidity Services, Inc. (2)	3,330	118,715

Services-Engineering Services - 1.08%
Willdan Group, Inc. (2)	1,645	125,020

Services-Equipment Rental & Leasing, NEC - 1.51%
McGrath Rent Corp.	1,580	174,669

Services-Health Services - 2.73%
Pennant Group, Inc. (2)	10,095	316,175

Soft Drinks - 1.94%
The Vita Coco Co., Inc. (2)	3,400	224,366

Software - 7.43%
nCino, Inc. (2)	9,895	172,965
Pegasystems, Inc.	5,521	201,793
PDF Solutions, Inc. (2)	11,325	485,276

		860,033

Transaction Processing Services - 2.27%
i3 Verticals, Inc. Class A (2)	11,650	262,708

Trucking (No Local) - 2.55%
Covenant Logistics Group, Inc.	8,460	294,916

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.90%
Preformed Line Products Co.	663	220,282

Total Common Stocks	(Cost $ 9,139,275)	11,371,695

Short-Term Investment - 2.70%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 3.66% (3)	313,211	313,211

Total Short-Term Investment	(Cost $ 313,211)	313,211

Total Investments - 100.91%	(Cost $ 9,452,486)	11,684,907

Liabilities In Excess of Other Assets - (0.91%)		(105,804)

Total Net Assets - 100.00%		11,579,103

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$11,684,907	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,684,907	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2026.